Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 02, 2013 Vendor
Schedule of Available-for-sale Securities [Line Items]
Number of primary vendors	2
Investments that are communicated to the third party for consideration of reasonableness, threshold limit for fair values	0.50%
LBIE trust assets [Member]
Schedule of Available-for-sale Securities [Line Items]
Other investments	25